Borrowed Funds - Details of Repurchase Agreements (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Contractual Maturity Over 90 days, amount	$ 800,000	$ 800,000	$ 800,000
Maturity Greater than 90 Days [Member]
Debt Instrument [Line Items]
Contractual Maturity Over 90 days, amount		$ 800,000
Contractual Maturity Over 90 days, Weighted Average Interest Rate		2.24%
Mortgage-Related Securities | Maturity Greater than 90 Days [Member]
Debt Instrument [Line Items]
Contractual Maturity Over 90 days, Amortized Cost		$ 286,198
Contractual Maturity Over 90 days, Fair Value		304,261
U.S. Treasury and GSE Obligations | Maturity Greater than 90 Days [Member]
Debt Instrument [Line Items]
Contractual Maturity Over 90 days, Amortized Cost		571,182
Contractual Maturity Over 90 days, Fair Value		$ 573,344